Trust pass-through securities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Trust Pass-through Securities

	Coupon rate	Coupon date	Issue / Maturity	Year of next call	2020	2019
USD 225 million 1)	7.65%	Semi-annually, December 1	1996/2026	n.a.	85	92
USD 190 million 1)	7.625%	Semi-annually, November 15	1997/2037	n.a.	40	44
At December 31					126	136

Fair value of trust pass-through securities					142	144

1	Issued by a subsidiary of, and guaranteed by Aegon N.V.